UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2024 Cboe® Validus S&P 500® Dynamic PutWrite Index ETF Ticker: PUTD (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the "Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.validusetfs.com. You can also request this information by contacting us at (866) 511-9979 or by writing to the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	$62	0.64%

The Fund commenced operations on August 9, 2023. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Cboe Validus S&P 500 Dynamic PutWrite Index ETF (NAV)
Cboe Validus S&P 500 Dynamic PutWrite Index ETF (MKT)
S&P 500 TR
Cboe Validus S&P 500 Dynamic PutWrite Index
13,000
12,000
11,000
10,000
9,000
$12,543
$11,598
$11,589
$11,581
08/09/2023
09/30/2023
11/30/2023
01/31/2024
03/31/2024
05/31/2024
07/31/2024

Annual Performance

Since Inception (8/9/2023)
Cboe® Validus S&P 500® Dynamic PutWrite Index ETF - at NAV	15.98%
Cboe® Validus S&P 500® Dynamic PutWrite Index ETF - at Market	15.89%
S&P 500® Total Return Index	25.43%
Cboe® Validus S&P 500® Dynamic PutWrite Index	15.81%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.validusetfs.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 15.98% - at NAV. This compares to the 15.81% gross total return of the Cboe® Validus S&P 500® Dynamic PutWrite Index and the 25.43% total return for the S&P 500® Index for the same period.

What Factors Influenced Performance

The Fund tracks the Cboe® Validus S&P 500® Dynamic PutWrite Index and during this period, the Fund had a strong total return of 15.98% - at NAV, outperforming the Index it tracks by 0.17%. It was over 97% correlated to the index based on daily returns.

Positioning

On a risk adjusted performance basis based on Sharpe ratio, the Fund also outperformed the S&P 500® price index. During this period the S&P 500® returned 23.53% with an annual volatility of 11.66%, while the Fund’s 15.98% return - at NAV had only an annualized volatility of 7.29% per annum.Strong and constructive environments for equity markets supported this strong performance by the Fund, which had its biggest draw-down of 5.57% in October 2023 when all equity markets came under pressure, while the S&P 500® had a drawdown of 5.89%.

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$32,929
Number of Holdings	11
Total Management Fee	$134,646
Portfolio Turnover*	0%

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of July 31, 2024)

Sector/Security Type Breakdown (% of net assets)

(Excludes other financial instruments)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
United States Treasury Bill - 5.26%, 08/15/2024	48.7
United States Treasury Bill - 5.28%, 08/13/2024	41.1
First American Government Obligations Fund	0.1
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,675	-1.0
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,660	-0.5
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,650	-0.4
S&P 500 Index - Expiration: 08/16/2024; Exercise Price: $5,575	-0.3
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $568	-0.1
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $566	-0.0
Cboe S&P 500 Mini Index - Expiration: 08/16/2024; Exercise Price: $565	-0.0

How has the Fund changed?

Effective June 25, 2024, the Fund's distribution frequency was amended. The Fund intends to pay out dividends and interest income, if any, quarterly, and distribute any net realized capital gains to its shareholders at least annually.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributed by Foreside Fund Services, LLC.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.validusetfs.com.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Cboe® Validus S&P 500 Dynamic PutWrite Index ETF

FYE 7/31/2024
( a ) Audit Fees	$11,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 7/31/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 7/31/2024
Registrant	N/A
Registrant’s Investment Adviser	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Core Financial Statements
July 31, 2024

Tidal Trust II

• Cboe® Validus S&P 500® Dynamic PutWrite Index ETF | PUTD | CBOE BZX Exchange, Inc.

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF

Schedule of Written Options	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

SHORT-TERM INVESTMENTS - 89.9%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(a)	46,438	$46,438

U.S. Treasury Bills - 89.8%	Par
5.28%, 08/13/2024(b)	$13,563,000	13,539,159
5.26%, 08/15/2024(b)(c)	16,047,000	16,014,155
		29,553,314
TOTAL SHORT-TERM INVESTMENTS (Cost $29,600,032)		29,599,752

TOTAL INVESTMENTS - 89.9% (Cost $29,600,032)		$29,599,752
Other Assets in Excess of Liabilities - 10.1%		3,329,085
TOTAL NET ASSETS - 100.0%		$32,928,837

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of July 31, 2024.
(b)	The rate shown is the effective yield as of July 31, 2024.
(c)	All or a portion of this security is held at the broker as collateral in connection with written options. As of July 31, 2024, the value of these securities amounts to $16,014,155 or 48.6% of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Written Options	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

WRITTEN OPTIONS - (2.3)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (2.3)%
CBOE S&P 500 Mini Index		0	—
Expiration: 08/16/2024; Exercise Price: $558.00	$(55,223)	(1)	$(849)
Expiration: 08/16/2024; Exercise Price: $565.00	(386,561)	(7)	(9,027)
Expiration: 08/16/2024; Exercise Price: $566.00	(441,784)	(8)	(10,820)
Expiration: 08/16/2024; Exercise Price: $568.00	(883,568)	(16)	(24,080)
S&P 500 Index
Expiration: 08/16/2024; Exercise Price: $5,575.00	(6,626,760)	(12)	(97,920)
Expiration: 08/16/2024; Exercise Price: $5,650.00	(6,074,530)	(11)	(140,580)
Expiration: 08/16/2024; Exercise Price: $5,660.00	(6,074,530)	(11)	(148,610)
Expiration: 08/16/2024; Exercise Price: $5,675.00	(12,149,060)	(22)	(322,630)
Total Put Options			(754,516)
TOTAL WRITTEN OPTIONS (Premiums received $522,286)			$(754,516)

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange.
(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

ASSETS:
Investments, at value (Note 2)	$29,599,752
Deposit at broker for written options	3,582,043
Receivable for investments sold	499,120
Dividends and interest receivable	18,994
Total assets	33,699,909

LIABILITIES:
Written options, at value	754,516
Payable to adviser (Note 4)	16,556
Total liabilities	771,072
NET ASSETS	$32,928,837

NET ASSETS CONSISTS OF:
Paid-in capital	$29,889,232
Total distributable earnings	3,039,605
Total net assets	$32,928,837

Net assets	$32,928,837
Shares issued and outstanding(a)	1,450,000
Net asset value per share	$22.71

COST:
Investments, at cost	$29,600,032
(522,286
PROCEEDS:
Written options premiums received	$522,286

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements

Statement of Operations	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
For the Period Ended July 31, 2024(a)

INVESTMENT INCOME:
Interest income	$1,197,539
Total investment income	1,197,539

EXPENSES:
Investment advisory fee (Note 4)	134,646
Interest expense	8,841
Total expenses	143,487
NET INVESTMENT INCOME	1,054,052

REALIZED AND UNREALIZED GAIN	2,659,929
Net realized gain from:
Investments	235
Written options	2,892,204
Net realized gain	2,892,439
Net change in unrealized depreciation on:
Investments	(280)
Written options	(232,230)
Net change in unrealized depreciation	(232,510)
Net realized and unrealized gain	2,659,929
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,713,981

(a)	Inception date of the Fund was August 9, 2023.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF

OPERATIONS:	Period ended July 31, 2024(a)

Net investment income	$1,054,052
Net realized gain	2,892,439
Net change in unrealized depreciation	(232,510)
Net increase in net assets from operations	3,713,981

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(674,376)
Total distributions to shareholders	(674,376)

CAPITAL TRANSACTIONS:
Subscriptions	29,889,232
Net increase in net assets from capital transactions	29,889,232

NET INCREASE IN NET ASSETS	32,928,837

NET ASSETS:
Beginning of the period	—
End of the period	$32,928,837

SHARES TRANSACTIONS
Subscriptions	1,450,000
Total increase in shares outstanding	1,450,000

(a)	Inception date of the Fund was August 9, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
For a share outstanding throughout the period presented

Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.00
Net realized and unrealized gain on investments(c)	2.18
Total from investment operations	3.18

LESS DISTRIBUTIONS FROM:
From net investment income	(0.47)
Total distributions	(0.47)

Net asset value, end of period	$22.71

TOTAL RETURN(d)	15.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,929
Ratio of expenses to average net assets(e)	0.64%
Ratio of interest expense to average net assets(e)	0.04%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.60%
Ratio of net investment income to average net assets(e)(f)	4.70%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund was August 9, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The net investment income (loss) ratio includes interest expense. The impact of interest expense is 0.04%.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

NOTE 1 – ORGANIZATION

The Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the “Fund”) is a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (‘Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on August 9, 2023.

The investment objective of the Fund is to track the performance, before fees and expenses, of the Cboe® Validus S&P 500® Dynamic PutWrite Index (the “Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Notes to the Financial Statements	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

Level 2 –  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$46,438	$—	$—	$46,438
U.S. Treasury Bills	—	29,553,314	—	29,553,314
Total Investments	$46,438	$29,553,314	$—	$29,599,752

Liabilities:
Investments:
Written Options	$—	$(754,516)	$—	$(754,516)
Total Investments	$—	$—	$—	$(754,516)

B.	Derivative Instruments. In a put writing strategy, the Fund (as the seller of the option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the exercise price or strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised, and the Fund would earn the full premium upon the option’s expiration or a portion of the premium upon the option’s early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised, and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price. The premiums received by the Fund for writing put options will generally be invested in one- and three-month U.S. Treasury Bills to seek to offset any liabilities the Fund incurs from writing put options.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

By virtue of the Fund’s investments in option contracts equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invest.

Notes to the Financial Statements	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended July 31, 2024, the Fund’s monthly average quantity and notional value is described below:

	Average Contracts	Average Notional Amount
Written Options	(52)	$(24,390,972)

The effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2024:

Equity Risk Contracts	Liability Derivatives, Written Options, at value
Written Options	$754,516

The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2024:

Equity Risk Contracts	Net Realized Gain from Written Options	Net Change in Unrealized Depreciation on Written Options
Written Options	$2,892,204	$(232,229)

C.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

Notes to the Financial Statements	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

As of July 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on debt securities purchased are accreted and amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

E.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Fund whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Notes to the Financial Statements	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

L.	Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

M.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended July 31, 2024, there were no adjustments.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders have generally have inferior rights to receive payment from specific issuers. The equity securities that the Fund has exposure to through the S&P 500 Index Puts may experience sudden, unpredictable drops in values or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying investment (e.g., the S&P 500 Index). Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in the-money (i.e., the Fund, as the seller of the S&P 500 Index Puts, owes the buyer of the S&P 50 Index Puts) may outweigh the gains to the Fund from the receipt of such option premiums.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase Fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

Notes to the Financial Statements	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.60%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended July 31, 2024 are disclosed in the Statement of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

Directors, officers, and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Financial Statements.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Funds assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2024, there were no cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, written options, U.S. government securities, and in-kind transactions for the Fund.

For the period ended July 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the period ended July 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Fund.

Notes to the Financial Statements	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal period ended July 31, 2024 was as follows:

Distributions paid from:	July 31, 2024
Ordinary income	$674,376

 As of the most recent fiscal period ended July 31, 2024, the components of distributable earnings on a tax basis were as follows:

July 31, 2024
Cost of investments(1)	$28,845,516
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(279)
Net tax unrealized appreciation (depreciation)	(279)
Undistributed ordinary income (loss)	1,443,900
Undistributed long-term capital gain (loss)	1,595,984
Total distributable earnings	3,039,884
Other accumulated gain (loss)	—
Total distributable earnings	$3,039,605

(1)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the market-to-market treatment of option contracts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended July 31, 2024, the Fund had not elected to defer any post-October or late year losses.

As of the most recent fiscal period ended July 31, 2024, the Fund did not have any long-term or short-term capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Notes to the Financial Statements	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

To the Shareholders of Cboe® Validus S&P 500® Dynamic PutWrite Index ETF and Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the “Fund”), a series of Tidal Trust II, as of July 31, 2024, the related statements of operations and changes in net assets, the financial highlights, and the related notes for the period from August 9, 2023 (commencement of operations) through July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC’s Investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 27, 2024

Approval of Advisory and Sub-Advisory Agreements and Board Consideration (Unaudited)	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF

July 31, 2024

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 17, 2023, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Toroso Investments, LLC (the “Adviser”) and the Trust, on behalf of the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the “Fund”);

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on July 17, 2023. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

Approval of Advisory and Sub-Advisory Agreements and Board Consideration (Unaudited)	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF

July 31, 2024

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also considered that Validus NA, Inc. was acting as sponsor for the Fund and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement is fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

Other Non-Audited Information (Unaudited)	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
July 31, 2024

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended July 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2024, was as follows:

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal period ended July 31, 2024, was as follows:

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2024

* Print the name and title of each signing officer under his or her signature.